Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Sales to affiliated parties	$ 4,761	$ 4,274	$ 3,803
Expenses:
Other expenses with related parties	202	185	24
FEMSA [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	7,773	8,328	7,720
The Coca-Cola Company [member]
Expenses:
Purchases of concentrate from The Coca-Cola Company	33,898	38,146	27,330
Advertisement expense paid to The Coca-Cola Company	1,392	2,354	1,316
Interest expense paid	11		1
Heineken group [member]
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	13,608	8,823	6,944
Instituto Tecnologico Y De Estudios Superiores De Monterrey AC [member]
Expenses:
Donations to related party	47	1
Jugos del Valle, S.A.P.I. de C.V. [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	2,604	2,428	2,135
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	1,885	1,765	1,236
Beta San Miguel [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	1,827	1,349	1,264
Promotora Mexicana De Embotelladores SADeCV [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	839	759	587
Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	804	798	731
Leao Alimentos e Bebidas, LTDA [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	4,010	3,448	3,359
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	267	265	220
Fundacion FEMSA AC [member]
Expenses:
Donations to related party	2	92
Grupo Nacional Provincial SAB [member]
Expenses:
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B.		1	22
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Income:
Interest income received from BBVA Bancomer, S.A. de C.V.		1
BBVA Bancomer SA de CV [member]
Income:
Interest income received from BBVA Bancomer, S.A. de C.V.	$ 138	$ 17	$ 13